Financial Instruments - Schedule of price risk exposure (Details) - Price Risk - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets	$ 2,492	$ 2,692
Financial liabilities	(373,432)	(3,450)
Total exposure	$ (370,940)	$ (758)